Contingent liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 18, 2024	Aug. 12, 2025	Jun. 25, 2025	Jun. 30, 2024	Jul. 31, 2022
SFT Energy (Pty) Ltd Claim
Contingent liabilities
Damages claimed from Sasol			R 2,200	R 1,200
Crude Oil Transportation Tariff dispute
Contingent liabilities
Damages claimed from Sasol						R 855
Value of damages awarded to Sasol		R 3,900
Net payment received as settlement	R 4,300
Environmental orders
Contingent liabilities
Environmental obligation accrued	R 14,112				R 16,524